Restricted financial assets (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 8,962	$ 10,843
UBS AG
Entity [Table]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 8,962	$ 10,843